INITIAL PUBLIC OFFERING ("IPO") (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 02, 2013 IPO [Member]	Oct. 02, 2013 IPO [Member] Ordinary shares [Member]
Initial Public Offering [Line Items]
Balance, shares	2,996,624				3,167,304
Ordinary shares issued following the conversion of the preferred shares outstanding					12,905,312
Issuance of ordinary shares in an initial public offering, net of issuance costs, shares				5,073,800	5,073,800
Ordinary shares issued following the exercise of preferred share warrants and subsequent conversion					385,084
Balance, shares	21,564,820	2,996,624			21,531,500
Vested					262,888
Options expected to vest					224,740
Restricted shares, granted					9,520
Share-based compensation expense	$ 1,109	$ 267	$ 343		$ 900
IPO-related employee bonus expense	1,000				1,000
IPO- related employee bonus conditions					Such bonuses were partly subject to the closing of the IPO ($0.5 million) and partly subject to the Company's market capitalization exceeding an agreed upon level for at least 30 trading days within 24 months following its IPO ($0.5 million).
Proceeds from initial public offering, net of issuance costs of $8.2 million	$ 62,838			$ 62,838
IPO price per share				$ 14
IPO option to purchase an additional shares, number of shares				661,800